Loans Due from Third Parties (Details) - Schedule of loans due from third parties - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Loans Due from Third Parties (Details) - Schedule of loans due from third parties [Line Items]
Loan interest due from the third parties	$ 279,817
Total	22,452,195	$ 28,236,812
Golden Mountain Solution Inc [Member]
Loans Due from Third Parties (Details) - Schedule of loans due from third parties [Line Items]
Loan interest due from the third parties	19,097,725	18,600,000
Golden Bridge Solution Inc. [Member]
Loans Due from Third Parties (Details) - Schedule of loans due from third parties [Line Items]
Loan interest due from the third parties	$ 3,074,653	3,822,785
Hunan Peiyuan Media Co., Ltd. [Member]
Loans Due from Third Parties (Details) - Schedule of loans due from third parties [Line Items]
Loan interest due from the third parties		3,000,000
Golden Tree Inc. [Member]
Loans Due from Third Parties (Details) - Schedule of loans due from third parties [Line Items]
Loan interest due from the third parties		100,000
Li Xian [Member]
Loans Due from Third Parties (Details) - Schedule of loans due from third parties [Line Items]
Loan interest due from the third parties		1,000,000
Lu Hongwen [Member]
Loans Due from Third Parties (Details) - Schedule of loans due from third parties [Line Items]
Loan interest due from the third parties		714,027
Xie Juan [Member]
Loans Due from Third Parties (Details) - Schedule of loans due from third parties [Line Items]
Loan interest due from the third parties		500,000
Wei Yuzhong [Member]
Loans Due from Third Parties (Details) - Schedule of loans due from third parties [Line Items]
Loan interest due from the third parties		$ 500,000